Lease (Details) - Schedule of Supplemental balance sheet information related to operating leases - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Supplemental balance sheet information related to operating leases [Abstract]
Right-of-use assets	$ 505,630
Operating lease liabilities - current	177,903
Operating lease liabilities - non-current	301,012
Total operating lease liabilities	$ 478,915